Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2025 Fund	May 30, 2023
Fidelity Freedom Index 2025 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(16.56%)
Past 5 years	3.47%
Past 10 years	5.84%
Fidelity Freedom Index 2025 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.27%)
Past 5 years	2.18%
Past 10 years	4.87%
Fidelity Freedom Index 2025 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.64%)
Past 5 years	2.44%
Past 10 years	4.43%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1904
Average Annual Return:
Past 1 year	(16.51%)
Past 5 years	3.61%
Past 10 years	6.43%